United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Quarter ended 06/30/15

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2015 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.1%[1]
		Finance—0.1%
$420,356		Sealane 2011-1X, Class A, 2.2798%, 2/12/2016 (IDENTIFIED COST $420,755)	$437,381
		CORPORATE BONDS—3.4%[1]
		Banking—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,026,000
		Oil & Gas—1.2%
4,500,000	[2,3]	Afren PLC, Series REGS, 11.50%, 2/1/2016	2,070,000
3,782,160		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	4,108,522
		TOTAL	6,178,522
		Telecommunications & Cellular—1.2%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.2878%, 9/12/2016	5,713,954
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,722,977)	16,918,476
		TRADE FINANCE AGREEMENTS—88.4%[1]
		Automotive—0.4%
1,645,784		Volvo Chile, 2.6875%, 4/19/2016	1,583,244
360,055		Volvo Do Brazil, 2.4348%, 12/7/2015	355,770
		TOTAL	1,939,014
		Banking—3.0%
5,000,000		Caixa Economica Federal, 0.45%, 10/16/2015	4,986,000
6,000,000		State Bank India/London, 0.76855%, 12/10/2015	5,991,000
3,750,000		Zenith Bank Ltd., 3.5289%, 12/5/2016	3,710,625
		TOTAL	14,687,625
		Basic Industry - Cement—0.2%
833,333		Jambyl Cement, 1.183%, 7/15/2015	823,333
		Basic Industry - Fertilizers/Chemicals—1.0%
5,000,000		Eurochem II, 2.082%, 8/22/2018	4,945,000
		Basic Industry - Metals/Mining Excluding Steel—10.5%
1,690,775		African Minerals, 5.8235%, 10/13/2016	1,555,513
3,298,767		Discovery Copper, 4.1198%, 3/31/2016	2,244,811
7,579,566		EMP II, 6.187%, 12/23/2018	7,568,197
5,400,387		Erdenet, 7.1475%, 12/31/2015	4,047,590
1,125,000		Fortescue Metals Group Ltd., 4.7835%, 8/28/2015	1,123,312
15,000,000		FQM Ltd., 3.0265%, 5/1/2019	14,805,000
8,000,000		Kazakhmys II, 3.152%, 12/31/2018	7,944,000
4,640,215		Mechel Kuzbass III, 5.2812%, 12/8/2016	1,396,705
4,646,568		Mechel Yakutugol III, 5.2812%, 12/8/2016	1,398,617
4,850,340		Noble Group Ltd., 3.685%, 1/17/2018	4,813,962
2,928,571		Russian Copper, 4.185%, 12/4/2018	2,887,571
1,842,857		Solway, 6.183%, 5/30/2016	1,839,172
600,000		Tenex, 2.5313%, 3/28/2016	584,400
		TOTAL	52,208,850
		Basic Industry - Steel Producers/Products—1.3%
3,955,357		Ferrexpo PLC, Series 144A, 2.4341%, 8/31/2018	3,935,580
625,000		Metinvest15, 4.9365%, 12/31/2015	375,625

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Basic Industry - Steel Producers/Products—continued
$585,939		Stemcor Holdings Ltd., USD, 2.8788%, 12/31/2015	$585,646
312,552		Stemcor Holdings Ltd., GBP, 2.8788%, 12/31/2015	490,853
272,731		Stemcor Holdings Ltd., EUR, 2.8788%, 12/31/2015	303,902
2,283,084		Stemcor Holdings Ltd., Senior Uplift,, 3.0337%, 12/31/2015	546,799
		TOTAL	6,238,405
		Building & Development—1.1%
5,486,336		Cemex SA, 9.00%, 2/28/2017	5,406,784
		Capital Goods—4.8%
4,500,000		Biman, 5.7798%, 2/4/2019	4,493,250
7,500,000		Dogus Otomotiv Servis ve Ticaret AS, 3.2765%, 8/17/2015	7,515,000
6,720,000		PT MaxPower, 5.6646%, 3/31/2020	6,723,360
4,166,667		TAAG Angola Airlines, 5.50%, 6/9/2020	4,164,583
800,000		TAAG II, Floating Rate Note, 6.0318%, 6/27/2016	798,800
		TOTAL	23,694,993
		Capital Goods - Aerospace & Defense—1.2%
4,396,985		Air India, 3.2908%, 12/31/2015	4,366,206
1,500,000		TAAG ANG III, 4.03605%, 3/31/2016	1,498,500
		TOTAL	5,864,706
		Consumer Cyclical—1.0%
5,000,000		PT Delta Dunia, 6.01185%, 3/3/2020	5,005,000
		Consumer Non-Cyclical—5.4%
3,666,667		Bahia Cellulose, 4.1439%, 2/14/2018	3,690,500
2,313,687	[2,3]	Banacol, 11.50%, 11/1/2016	2,182,964
3,142,857		COCOBOD, 0.7709%, 8/28/2015	3,130,286
1,200,286		GVO, 5.183%, 11/2/2015	1,146,873
1,705,720		Jamaica Br 2, 3.10%, 7/30/2015	1,699,238
400,404		Jamaica Br 3, 3.10%, 7/31/2015	398,762
1,965,536		Jamaica Br 1, 3.10%, 7/29/2015	1,958,264
571,428		JBS S.A., 5.6854%, 11/9/2015	567,714
3,125,000		JBS SA II, 1.00%, 11/12/2015	3,120,312
4,015,740		PT Delta Merlin, 5.5282%, 10/30/2016	3,949,480
3,636,364		Tiryaki Agro, 4.4049%, 4/15/2019	3,536,364
40,374		Ukrland Farming, 8.6866%, 12/31/2015	39,728
1,350,000		Vicentin, 7.4128%, 11/18/2015	1,335,150
		TOTAL	26,755,635
		Consumer Non-Cyclical/Food-Wholesale—4.6%
750,000		Belagricola, 5.2818%, 6/28/2016	744,750
5,000,000		Biosev, 4.8468%, 6/2/2017	4,970,000
2,842,105		CPC International, Inc., 3.03585%, 12/31/2016	2,827,895
1,350,000		Kernel Holding SA, 5.7787%, 3/3/2016	1,354,050
5,000,000		Louis Dreyfus II, 3.2029%, 10/4/2016	4,957,500
4,000,000		Nidera Sementes, 3.88325%, 6/30/2016	3,984,000
2,571,429		REI Agro Ltd., 6.2782%, 10/31/2015	774,000
3,333,500		Seara, 5.13605%, 6/15/2017	3,331,833
		TOTAL	22,944,028
		Consumer Non-Cyclical/Tobacco—1.4%
7,000,000		Bladex, 1.10%, 7/17/2015	6,989,500
		Energy—8.9%
6,669,374		Adani Power Ltd., 3.5837%, 6/30/2018	6,265,877

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy—continued
$5,000,000		Ancap II, 2.4116%, 11/27/2015	$5,005,000
1,125,000		BB Energy, 1.00%, 6/24/2016	1,125,000
4,916,856		EGPC, 3.53585%, 12/23/2019	4,925,214
1,645,447		Gunvor Group, 3.6866%, 11/30/2016	1,608,418
3,182,000		Jordan Petroleum Refinery, 2.66675%, 1/26/2016	3,180,409
7,500,000		Preem AB, 3.30%, 7/13/2015	7,489,500
2,431,569		Samir Energy II, 3.644%, 12/31/2015	2,430,353
5,758,070		Sonangol III, 3.6866%, 9/28/2017	5,680,337
319,459	[2,3]	SV Oil & Natural Gas Ltd., 4.1848%, 12/31/2015	317,063
6,300,000		Ypf S.A., 6.25%, 9/3/2015	6,296,850
		TOTAL	44,324,021
		Energy - Integrated Energy—0.7%
2,119,742		Oando Insured A, 9.26875%, 6/30/2019	2,119,742
451,910		Oando Insured B, 8.7837%, 12/31/2017	451,910
908,461		Oando Uninsured A, 9.26875%, 6/30/2019	905,281
193,676		Oando Uninsured B, 8.7837%, 12/31/2017	192,998
		TOTAL	3,669,931
		Energy - Refining—2.2%
7,500,000		Dangote, 4.8879%, 9/4/2020	7,533,750
3,428,571		Petron Corp., 2.5866%, 9/30/2016	3,392,571
		TOTAL	10,926,321
		Energy/Exploration and Production—8.3%
937,500		Canbaikal Resources Insured, 5.6866%, 4/10/2016	937,500
104,167		Canbaikal Resources Uninsured, 5.6866%, 4/10/2016	103,698
3,833,333		Circle Petro, 5.78785%, 6/11/2018	3,739,417
5,400,000		Kazmunaigas, 2.2848%, 7/15/2016	5,381,100
784,269		Mauriel Promme, 2.28225%, 12/23/2018	717,998
7,000,000		Neconde, 8.2818%, 12/27/2018	6,895,000
5,389,477		Nigerian Petro, 4.03605%, 6/15/2019	5,316,720
2,600,197		PT CKP, 4.433%, 1/2/2017	2,579,395
2,365,385		Ptmitraperk, 6.1866%, 12/31/2020	2,328,721
3,076,923		Rosneft Oil III, 2.677%, 4/24/2017	2,950,769
4,503,037		SHT, 5.1841%, 5/8/2017	4,467,013
5,735,294		Socar & Turcas, 2.8768%, 8/11/2016	5,735,294
		TOTAL	41,152,625
		Finance—9.2%
4,000,000		Banco Industial, 1.37%, 7/10/2015	4,018,000
7,569,866		Brederode SA, 0.50%, 8/10/2015	7,562,296
2,561,930		Credit Du Maroc, 0.60%, 9/8/2015	2,557,702
5,000,000		Emirates NBD, 0.67415%, 8/20/2015	5,007,500
9,000,000		LFC TGB, 1.7845%, 8/28/2015	9,004,500
815,980		TSKB, 1.20%, 7/30/2015	814,348
5,000,000		Turk Ekonomi BK, 0.000%, 7/8/2015	4,980,000
7,500,000		Turk Eximbank, 1.1342%, 3/4/2016	7,503,750
157,398		Turk Vakiflar 1, 1.20%, 10/14/2015	156,768
487,786		Turk Vakiflar 3, 1.20%, 10/15/2015	487,786
241,708		Turk Vakiflar 4, 1.20%, 10/19/2015	240,669
452,408		Turk Vakiflar 2, 1.20%, 10/19/2015	450,463
301,398		Turk Vakiflar 6, 1.20%, 10/20/2015	300,102

Principal Amount or Shares		Value
	TRADE FINANCE AGREEMENTS—continued[1]
	Finance—continued
$231,894	Turk Vakiflar 5, 1.20%, 10/20/2015	$230,896
2,208,750	Turkiye Halk Bankasi AS, 1.10%, 12/7/2015	2,194,172
	TOTAL	45,508,952
	Finance/Banks/Brokers—6.7%
2,600,000	AccessBank, 1.00%, 4/29/2016	2,592,200
2,000,000	AccessBank, 1.00%, 4/29/2017	1,994,000
5,000,000	BPC Tranche B, 0.4484%, 12/13/2016	5,000,000
5,000,000	CFC Stanbic, 2.73235%, 11/5/2016	4,992,500
7,500,000	Int Bk AZ Murab, 2.75%, 12/24/2015	7,402,500
5,000,000	Turkey Garanti Bank, 3.2982%, 5/3/2016	5,045,000
2,333,333	Union Bank of Nigeria, 4.6866%, 1/28/2017	2,286,667
3,846,154	Veb, 3.6054%, 1/31/2020	3,844,231
	TOTAL	33,157,098
	Financial Intermediaries—1.0%
5,000,000	Banco Santander, S.A., 0.575%, 11/23/2015	5,000,000
	Oil & Gas—1.0%
5,000,000	Puma International Financing SA, 2.63335%, 5/15/2018	4,985,000
	Services—3.4%
6,608,488	Aegean Oil, 5.25184%, 12/31/2017	6,539,099
4,000,000	CPC II, 3.62875%, 7/19/2018	3,998,000
6,463,014	Eastcommtrans II, 5.50%, 1/15/2020	6,475,940
	TOTAL	17,013,039
	Services - Construction Services—0.2%
1,050,000	IIF, 2.4465%, 7/18/2019	1,050,525
	Services/Railroads—1.0%
4,340,000	Azeri RR, 5.333%, 1/25/2018	4,266,220
882,518	Eastcomtrans, Floating Rate Note, 6.183%, 4/1/2016	872,369
	TOTAL	5,138,589
	Sovereign—1.0%
5,000,000	Bank of Ghana, 5.45%, 1/30/2016	4,972,500
	Supranational—2.5%
5,000,000	Axfremix TLF 2015, 1.40%, 5/18/2017	5,005,000
7,500,000	PTA Bank, 2.776%, 10/21/2016	7,496,250
	TOTAL	12,501,250
	Telecommunications & Cellular—5.2%
5,143,000	Digicel D2, 3.7837%, 3/31/2019	5,137,857
4,200,000	IHS Zambia, Floating Rate Note, 6.683%, 3/6/2021	4,105,500
1,687,500	INT Towers, 5.4235%, 12/10/2021	1,638,563
2,792,673	Liquid Telecom, 4.7567%, 10/31/2019	2,795,465
486,825	MCS Holdings LLC, 6.187%, 11/23/2015	482,444
1,839,117	MCS Holdings LLC, 7.687%, 11/24/2017	1,817,047
5,000,000	MNC Sky Vision, 4.5359%, 12/11/2016	4,912,500
5,000,000	Solusi Tunas PRA, 3.2789%, 12/31/2019	4,960,000
	TOTAL	25,849,376
	Utility/Electricity Generation—1.2%
6,000,000	MOF Angola, 5.7765%, 2/16/2018	5,913,000
	TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $451,961,938)	438,665,100

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—3.0%[1]
		Sovereign—3.0%
4,042,851		Bangladesh, Government of, 3.655%, 1/31/2016	$4,059,023
4,653,907		Egypt, Government of, 3.212%, 8/31/2016	4,660,888
2,000,000		Jordan, Government of, 3.65%, 11/17/2015	2,002,000
4,000,000		Tanzania, United Republic of, 6.3971%, 3/9/2020	4,045,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $14,778,612)	14,766,911
		INVESTMENT COMPANY—2.1%
10,469,572	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12%[5] (AT NET ASSET VALUE)	10,469,572
		TOTAL INVESTMENTS—97.0% (IDENTIFIED COST $497,353,854)[6]	481,257,440
		OTHER ASSETS AND LIABILITIES - NET—3.0%[7]	14,800,347
		TOTAL NET ASSETS—100%	$496,057,787
At June 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
8/18/2015	JPMorgan Chase	335,000 EUR	$383,726	$10,015
8/18/2015	JPMorgan Chase	470,000 GBP	$740,191	$1,946
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$11,961
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,934 and $12,987, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Are restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended; or (b) are subject to a contractual restriction on public sales. At June 30, 2015, these restricted securities amounted to $470,787,868, which represented 94.9% of total net assets. The Fund's restricted securities were acquired between August 27, 2009 and June 30, 2015, with a total acquisition cost of $469,931,489.
2	Issuer in default.
3	Non-income-producing security.
4	Affiliated holding.
5	7-day net yield.
6	At June 30, 2015, the cost of investments for federal tax purposes was $497,561,659. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from outstanding foreign currency commitments was $16,304,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,003,149 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,307,368.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing services base their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$437,381	$437,381
Corporate Bonds	—	16,918,476	—	16,918,476
Trade Finance Agreements	—	—	438,665,100	438,665,100
Foreign Governments/Agencies	—	4,045,000	10,721,911	14,766,911
Investment Company	10,469,572	—	—	10,469,572
TOTAL SECURITIES	$10,469,572	$20,963,476	$449,824,392	$481,257,440
OTHER FINANCIAL INSTRUMENTS*	$—	$11,961	$—	$11,961
*	Other financial instruments include foreign exchange contracts.
The Fund uses a pricing service to provide price evaluation for Level 3 for the asset-backed security, trade finance agreements and certain foreign governments/agencies. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements	Investments in Foreign Governments/ Agencies
Balance as of April 1, 2015	$566,528	$425,136,956	$6,272,878
Accrued discount/premiums	(172)	496,415	—
Realized gain (loss)	(142)	239,660	—
Change in unrealized appreciation (depreciation)	(4,974)	(803,621)	17,368
Purchases	—	105,084,847	4,431,665
(Sales)	(123,859)	(91,489,157)	—
Balance as of June 30, 2015	$437,381	$438,665,100	$10,721,911
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2015	$(58)	$(264,249)	$12,045
The following acronyms are used throughout this portfolio:
EUR	—Euro
GBP	—British Pound

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2015